Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Recoverable taxes [Abstract]
Schedule of Recoverable Taxes
December 31,
	2 0 2 0	2 0 1 9

Value Added Tax	$534,760	$781,082
Income Tax	494,603	185,243
Other	445	445
	$1,029,808	$966,770